Interim Consolidated Balance Sheets - CAD ($)	Mar. 31, 2018	Dec. 31, 2017
CURRENT
Cash	$ 489,109	$ 494,443
Accounts Receivable	325,758	297,309
GST Recoverable	11,810	9,044
Prepaid Expenses	157,876	159,312
Total assets	984,553	960,108
CURRENT
Trade and Other Payables	167,112	150,213
Liabilities to Customers	325,758	297,309
Convertible Promissory Notes - Current Portion	1,379,206	1,294,693
Total current liabilities	1,872,076	1,742,215
Convertible Promissory Notes	6,318	287,802
Total Liabilities	1,878,394	2,030,017
SHAREHOLDERS' DEFICIENCY
Share Capital	4,579,598	4,106,207
Deficit	(5,473,439)	(5,176,116)
Total shareholders' deficiency	(893,841)	(1,069,909)
Total Liabilities and shareholders' deficiency	$ 984,553	$ 960,108